FVM - Movements of level 3 instruments - Assets (Detail) - CHF (SFr) SFr in Millions		3 Months Ended	6 Months Ended
		Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Jan. 01, 2018
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	SFr 347,525	SFr 316,629
Transfers into Level 3		1,000
Transfers out of Level 3		(200)
Balance at the end of period	[1]	356,338	356,338
Level 3
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance at the beginning of the period	[1]	7,957	5,489
Balance at the end of period	[1]	9,522	9,522
Level 3 | Financial assets at fair value held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			2,000	SFr 1,700
Reclassifications and remeasurements upon adoption of IFRS 9					SFr 400
Balance at the beginning of the period			2,400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		(300)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(200)	0
Purchases			1,000	700
Sales			(4,800)	(2,300)
Issuances			4,200	1,600
Settlements			0	0
Transfers into Level 3			800	200
Transfers out of Level 3			(100)	(200)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				1,600
Balance at the end of period	[3]	3,300	3,300
Level 3 | Financial assets at fair value held for trading | Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			600	600
Balance at the beginning of the period			600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		(100)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(100)	0
Purchases			400	300
Sales			(800)	(100)
Issuances			0	0
Settlements			0	0
Transfers into Level 3			600	100
Transfers out of Level 3			0	0
Foreign currency translation			0	0
Balance before IFRS 9 adoption				800
Balance at the end of period	[3]	600	600
Level 3 | Financial assets at fair value held for trading | Loans
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			500	700
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period			900
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		0	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	0
Purchases			300	300
Sales			(3,600)	(2,100)
Issuances			4,200	1,600
Settlements			0	0
Transfers into Level 3			0	0
Transfers out of Level 3			0	(100)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				500
Balance at the end of period	[3]	1,700	1,700
Level 3 | Financial assets at fair value held for trading | Investment fund units
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			600	100
Balance at the beginning of the period			600
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		(100)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(100)	0
Purchases			100	0
Sales			(100)	0
Issuances			0	0
Settlements			0	0
Transfers into Level 3			100	0
Transfers out of Level 3			0	0
Foreign currency translation			0	0
Balance before IFRS 9 adoption				0
Balance at the end of period	[3]	500	500
Level 3 | Financial assets at fair value held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			300	400
Balance at the beginning of the period			300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		(100)	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(100)	0
Purchases			300	0
Sales			(300)	(100)
Issuances			0	0
Settlements			0	0
Transfers into Level 3			100	0
Transfers out of Level 3			0	0
Foreign currency translation			0	0
Balance before IFRS 9 adoption				300
Balance at the end of period	[3]	300	300
Level 3 | Financial assets at fair value not held for trading
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			1,400	2,100
Reclassifications and remeasurements upon adoption of IFRS 9					2,900
Balance at the beginning of the period			4,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	0
Purchases			1,000	0
Sales			(900)	0
Issuances			0	300
Settlements			0	(700)
Transfers into Level 3			100	0
Transfers out of Level 3			(100)	(100)
Foreign currency translation			100	0
Balance before IFRS 9 adoption				1,600
Balance at the end of period	[3]	4,800	4,800
Level 3 | Financial assets at fair value not held for trading | Loans (including structured loans)
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			800	1,200
Reclassifications and remeasurements upon adoption of IFRS 9					600
Balance at the beginning of the period			1,300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		(100)	100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			(100)	100
Purchases			1,000	0
Sales			(300)	0
Issuances			0	0
Settlements			0	(700)
Transfers into Level 3			100	0
Transfers out of Level 3			0	(100)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				500
Balance at the end of period	[3]	1,900	1,900
Level 3 | Financial assets at fair value not held for trading | Auction-rate securities
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9	[4]				1,800
Balance at the beginning of the period	[4]		1,800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2],[4]		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period	[4]		100
Purchases	[4]		0
Sales	[4]		(200)
Issuances	[4]		0
Settlements	[4]		0
Transfers into Level 3	[4]		0
Transfers out of Level 3	[4]		0
Foreign currency translation	[4]		100
Balance at the end of period	[3],[4]	1,800	1,800
Level 3 | Financial assets at fair value not held for trading | Equity instruments
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Reclassifications and remeasurements upon adoption of IFRS 9					400
Balance at the beginning of the period			400
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		100
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			100
Purchases			0
Sales			0
Issuances			0
Settlements			0
Transfers into Level 3			0
Transfers out of Level 3			0
Foreign currency translation			0
Balance at the end of period	[3]	500	500
Level 3 | Financial assets at fair value not held for trading | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			700	900
Reclassifications and remeasurements upon adoption of IFRS 9					100
Balance at the beginning of the period			800
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	0
Purchases			0	0
Sales			(300)	0
Issuances			0	300
Settlements			0	(100)
Transfers into Level 3			0	0
Transfers out of Level 3			(100)	0
Foreign currency translation			0	0
Balance before IFRS 9 adoption				1,100
Balance at the end of period	[3]	500	500
Level 3 | Financial assets measured at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			500	500
Reclassifications and remeasurements upon adoption of IFRS 9					SFr (500)
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]			0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period				0
Purchases				0
Sales				0
Issuances				0
Settlements				0
Transfers into Level 3				0
Transfers out of Level 3				0
Foreign currency translation				0
Balance before IFRS 9 adoption				500
Level 3 | Derivative financial assets
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			1,500	2,500
Balance at the beginning of the period			1,500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		0	(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			100	(300)
Purchases			0	0
Sales			0	0
Issuances			400	400
Settlements			(600)	(500)
Transfers into Level 3			100	100
Transfers out of Level 3			0	(500)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				1,900
Balance at the end of period	[3]	1,500	1,500
Level 3 | Derivative financial assets | Credit derivative contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			500	1,300
Balance at the beginning of the period			500
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		(100)	(200)
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	(200)
Purchases			0	0
Sales			0	0
Issuances			0	0
Settlements			(100)	(100)
Transfers into Level 3			0	0
Transfers out of Level 3			0	(300)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				800
Balance at the end of period	[3]	500	500
Level 3 | Derivative financial assets | Equity / index contracts
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			700	700
Balance at the beginning of the period			700
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		0	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			0	0
Purchases			0	0
Sales			0	0
Issuances			400	400
Settlements			(500)	(200)
Transfers into Level 3			100	100
Transfers out of Level 3			(100)	(100)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				800
Balance at the end of period	[3]	600	600
Level 3 | Derivative financial assets | Other
Disclosure Of Fair Value Measurement Of Assets [Line Items]
Balance before IFRS 9 adoption			300	500
Balance at the beginning of the period			300
Total gains / (losses) included in comprehensive income - Net gains / (losses) included in income	[2]		100	0
Total gains / (losses) included in comprehensive income - of which: related to Level 3 instruments held at the end of the reporting period			100	(100)
Purchases			0	0
Sales			0	0
Issuances			0	0
Settlements			0	(200)
Transfers into Level 3			0	0
Transfers out of Level 3			0	(100)
Foreign currency translation			0	0
Balance before IFRS 9 adoption				SFr 300
Balance at the end of period	[3]	SFr 400	SFr 400

[1]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented.

[2]	Net gains / (losses) included in comprehensive income are comprised of Net interest income, Other net income from fair value changes on financial instruments and Other income.
[3]
Total Level 3 assets as of 30 June 2018 were CHF 9.5 billion (31 March 2018: CHF 8.0 billion, 31 December 2017: CHF 5.5 billion). Total Level 3 liabilities as of 30 June 2018 were CHF 13.7 billion (31 March 2018: CHF 16.0 billion, 31 December 2017: CHF 15.7 billion).

[4]	Comparative period information is not disclosed for items that were measured at amortized cost prior to the adoption of IFRS 9 on 1 January 2018. Refer to Note 19 for more information.